Label	Element	Value
Calamos Bitcoin 80 Series Structured Alt Protection ETF - April
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Calamos Bitcoin 80 Series Structured Alt Protection ETF® – April
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

Additionally, effective April 8, 2026, the first sentence in the second paragraph under the “Principal Investment Strategies” section on page 2 of the Fund’s prospectus is hereby removed and replaced with the following: “The Fund seeks to provide protection against a loss exceeding 20% (by providing a Floor against the negative price return of Spot bitcoin exceeding 20%) prior to taking into account any fees or expenses charged to the Fund.”

Supplement to Prospectus [Text Block]	oef_SupplementToProspectusTextBlock

CALAMOS ETF TRUST

(the “Trust”)

Calamos Bitcoin 80 Series Structured Alt Protection ETF® – April

(the “Fund”)

Supplement dated April 7, 2026

to the Fund’s Prospectus dated November 28, 2025, as amended

This supplement updates certain information contained in the Fund’s prospectus and should be attached to the prospectus and retained for future reference.

Capitalized terms not defined herein have the same meaning as in the Fund’s prospectus.

As described in the Fund’s prospectus, an investment in shares of the Fund is subject to an upside return cap (the “Cap”) that represents the maximum percentage return an investor can achieve from an investment in the Fund for the Outcome Period of approximately one year. The Fund’s current Outcome Period will end on April 7, 2026. The next Outcome Period will begin on April 8, 2026 and end on April 30, 2027 (the “Upcoming Outcome Period”). The Fund’s Cap for the Outcome Period beginning on April 8, 2026 is set forth below.

37.97%

(37.28% after taking into account the Fund’s management fees)

The Fund’s return will be further reduced by brokerage commissions, trading fees, taxes and non-routine or extraordinary expenses not included in the Fund’s management fee, as described in the prospectus.

Effective April 8, 2026, the Fund’s Prospectus is amended to revise all references to the Outcome Period and Cap to reflect the information above.

On April 8, 2026, the Fund’s summary prospectus will be amended to update all references to the Cap and Outcome Period to reflect the Cap and new Outcome Period, as described above.